July 30, 2002

VIA EDGAR

Re: Seasons Series Trust (the "Registrant")

Securities Act File No. 333-08653

Investment Company Act No. 811-07725

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated July 29, 2002, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on July 11, 2002.

Please provide a Notice of Acceptance for receipt of this filing.

Very truly yours,

/s/ Nori L. Gabert

Nori L. Gabert

Vice President and Assistant Secretary